Investment Objectives and Goals - Invesco Government & Agency Portfolio	May 28, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.